18. Loans and Financing (Details) R$ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Noncurrent | R$		R$ 5,866,802		R$ 5,340,601
USD
Disclosure of detailed information about borrowings [line items]
Total debt						$ 6,443,807
Funding			$ 2,358,896
Unrealized gain and loss from ESN			(40,717)
Debentures VII [Member]
Disclosure of detailed information about borrowings [line items]
Total debt | R$	[1]			R$ 866,972
Funding | R$	[1]
Unrealized gain and loss from ESN | R$	[1]
Term Loan [Member] | USD
Disclosure of detailed information about borrowings [line items]
Total debt	[2]					1,172,451
Funding	[2]
Unrealized gain and loss from ESN	[2]
Import Financing [Member] | USD
Disclosure of detailed information about borrowings [line items]
Total debt	[3]					503,869
Funding	[3]		164,234
Unrealized gain and loss from ESN	[3]
Senior Notes IV [Member] | USD
Disclosure of detailed information about borrowings [line items]
Total debt	[4]					365,845
Funding	[4]
Unrealized gain and loss from ESN	[4]
Exchangeable Senior Notes Derivatives [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[5]			07/2024
Current	[5]
Noncurrent	[5]
Total debt	[5]
Funding	[5]		1,638,011
Unrealized gain and loss from ESN	[5]		(40,717)
Credit Line - Engine Maintenance [Member] | USD
Disclosure of detailed information about borrowings [line items]
Total debt	[6]					363,310
Funding			500,199
Unrealized gain and loss from ESN	[6]
Senior Notes VIII [Member] | USD
Disclosure of detailed information about borrowings [line items]
Total debt	[7]					2,512,150
Funding	[7]
Unrealized gain and loss from ESN	[7]
Loan With Guarantee Of Engines [Member] | USD
Disclosure of detailed information about borrowings [line items]
Total debt	[8]					133,608
Funding	[8]		56,452
Unrealized gain and loss from ESN	[8]
Perpetual Notes [Member] | USD
Disclosure of detailed information about borrowings [line items]
Total debt	[9]					525,602
Funding	[9]
Unrealized gain and loss from ESN	[9]
Local Currency Short-term Borrowings [Member] | Debentures VII [Member]
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[1]			09/2021
Interest rate p.a.	[1]			120% da DI rate
Current | R$	[1]			R$ 288,991
Payments | R$	[1]	(295,834)
Interest | R$	[1]	52,596
Interest paid | R$	[1]	(52,475)
Exchange rate change | R$	[1]
Local Currency Long-term Borrowings [Member] | Debentures VII [Member]
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[1]			09/2021
Interest rate p.a.	[1]			120% da DI rate
Noncurrent | R$	[1]			R$ 577,981
Payments | R$	[1]	7,466
Interest | R$	[1]	289,423
Interest paid | R$	[1]	289,302
Exchange rate change | R$	[1]	R$ 578,725
Foreign Currency Long-term Borrowings [Member] | USD
Disclosure of detailed information about borrowings [line items]
Noncurrent						5,340,601
Payments			37,927
Interest					$ 2,543,039
Interest paid			5,866,802
Exchange rate change			8,409,841
Foreign Currency Long-term Borrowings [Member] | Term Loan [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[2]			08/2020
Interest rate p.a.	[2]			6.70% p.a.
Noncurrent	[2]					1,147,196
Payments	[2]		9,146
Interest	[2]				1,229,600
Interest paid	[2]
Exchange rate change	[2]		1,229,600
Foreign Currency Long-term Borrowings [Member] | Import Financing [Member] | USD
Disclosure of detailed information about borrowings [line items]
Noncurrent	[3]
Payments	[3]
Interest	[3]				663,979
Interest paid	[3]
Exchange rate change	[3]		663,979
Foreign Currency Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[4]			01/2022
Interest rate p.a.	[4]			9.24% p.a.
Noncurrent	[4]					352,205
Payments	[4]		1,045
Interest	[4]				12,102
Interest paid	[4]		313,267
Exchange rate change	[4]		325,369
Foreign Currency Long-term Borrowings [Member] | Exchangeable Senior Notes Derivatives [Member] | USD
Disclosure of detailed information about borrowings [line items]
Payments	[5]		2,366
Interest	[5]				29,443
Interest paid	[5]		1,753,526
Exchange rate change	[5]		1,782,969
Foreign Currency Long-term Borrowings [Member] | Credit Line - Engine Maintenance [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[6]			09/2024
Interest rate p.a.	[6]			2.75%
Noncurrent	[6]					189,888
Payments	[6]		9,204
Interest	[6]				198,363
Interest paid	[6]		277,479
Exchange rate change	[6]		475,842
Foreign Currency Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[7]			01/2025
Interest rate p.a.	[7]			7.09%
Noncurrent	[7]					2,439,492
Payments	[7]		8,556
Interest	[7]				75,587
Interest paid	[7]		2,548,472
Exchange rate change	[7]		2,624,059
Foreign Currency Long-term Borrowings [Member] | Loan With Guarantee Of Engines [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[8]			12/2026
Interest rate p.a.	[8]			5.16%
Noncurrent	[8]					120,557
Payments	[8]		144
Interest	[8]				31,727
Interest paid	[8]		150,821
Exchange rate change	[8]		182,548
Foreign Currency Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
Disclosure of detailed information about borrowings [line items]
Interest rate p.a.	[9]			8.75% p.a.
Noncurrent	[9]					513,282
Payments	[9]
Interest	[9]				12,815
Interest paid	[9]		533,935
Exchange rate change	[9]		546,750
Foreign Currency Short-term Borrowings [Member] | USD
Disclosure of detailed information about borrowings [line items]
Current						1,103,206
Payments			(793,537)
Interest					533,754
Interest paid			(444,006)
Exchange rate change			313,717
Foreign Currency Short-term Borrowings [Member] | Term Loan [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[2]			08/2020
Interest rate p.a.	[2]			6.70% p.a.
Current	[2]					25,255
Payments	[2]
Interest	[2]				76,927
Interest paid	[2]		(76,612)
Exchange rate change	[2]		47,688
Foreign Currency Short-term Borrowings [Member] | Import Financing [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[3]			11/2020
Interest rate p.a.	[3]			5.32%
Current	[3]					503,869
Payments	[3]		(27,399)
Interest	[3]				33,666
Interest paid	[3]		(33,743)
Exchange rate change	[3]		23,352
Foreign Currency Short-term Borrowings [Member] | Senior Notes IV [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[4]			01/2022
Interest rate p.a.	[4]			9.24% p.a.
Current	[4]					13,640
Payments	[4]		(50,320)
Interest	[4]				27,762
Interest paid	[4]		(28,013)
Exchange rate change	[4]		9,050
Foreign Currency Short-term Borrowings [Member] | Exchangeable Senior Notes Derivatives [Member] | USD
Disclosure of detailed information about borrowings [line items]
Payments	[5]
Interest	[5]				93,826
Interest paid	[5]		(14,748)
Exchange rate change	[5]		104,231
Foreign Currency Short-term Borrowings [Member] | Credit Line - Engine Maintenance [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[6]			09/2024
Interest rate p.a.	[6]			2.75%
Current	[6]					173,422
Payments	[6]		(403,039)
Interest	[6]				14,160
Interest paid	[6]		(15,570)
Exchange rate change	[6]		7,578
Foreign Currency Short-term Borrowings [Member] | Senior Notes VIII [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[7]			01/2025
Interest rate p.a.	[7]			7.09%
Current	[7]					72,658
Payments	[7]
Interest	[7]				177,539
Interest paid	[7]		(166,894)
Exchange rate change	[7]		92,708
Foreign Currency Short-term Borrowings [Member] | Loan With Guarantee Of Engines [Member] | USD
Disclosure of detailed information about borrowings [line items]
Maturity of the contract	[8]			12/2026
Interest rate p.a.	[8]			5.16%
Current	[8]					$ 13,053
Payments	[8]		(16,945)
Interest	[8]				11,398
Interest paid	[8]		(11,394)
Exchange rate change	[8]		9,285
Foreign Currency Short-term Borrowings [Member] | Perpetual Notes [Member] | USD
Disclosure of detailed information about borrowings [line items]
Interest rate p.a.	[9]			8.75%
Current | R$	[9]			R$ 12,320
Payments	[9]
Interest	[9]				$ 45,880
Interest paid	[9]		(44,557)
Exchange rate change	[9]		$ 19,825

[1]	Issuance of 88,750 debentures by the subsidiary GLA on October 22, 2018, for the purpose of early full settlement of Debentures VII.
[2]	Issuance of a Term Loan by the subsidiary Gol Finance on August 31, 2016 to finance the acquisition of aircraft and bank financing, with a personal guarantee from Delta Airlines.
[3]	Credit lines with private banks used to finance the import of spare parts and aeronautical equipment. Maturities will occur throughout 2019. The interest rates negotiated are Libor 3m + 4.40% p.a. and Libor 1m + 3.25% p.a.
[4]	Issuance of Senior Bonus IV by the subsidiary Gol Finance on September 24, 2014, with the purpose to fund the partial repurchase of Senior Bonuses I and II.
[5]	Issuance of Exchangeable Senior Notes ("ESN") by the subsidiary Gol Finance in March, April and July 2019, totaling US$425 million, maturing in 2024, which will bear a nominal interest of 3.75% per annum.
[6]	Issuance of 3 series of Guaranteed Notes to finance engine maintenance.
[7]	Issuance of Senior Bonds VII by the subsidiary Gol Finance on July 7, 2016, resulting from the private exchange offer of Senior Bonds I, II, III, IV and Perpetual Bonds. In the year ended on December 31, 2018, the financing was settled in advance (further details were disclosed in the financial statement for the year ended on December 31, 2018).
[8]	Loans with a guarantee of 5 engines in total, made on June 28, 2018. The contracted rates vary between Libor 6m + 2.35% p.a. up to Libor 6m + 4.25% p.a.
[9]	Issuance of Perpetual Bonds by the subsidiary Gol Finance on April 5, 2006 to finance the acquisition of aircraft.